Related Party Transactions (Details Narrative)	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Revenue from sales	$ 2,766,740		$ 2,666,800	$ 3,783,700
Accrued interest	2,425,694
Gwyneth Gold Limited [Member]
Convertible Debt	790,000
Accrued interest	410,687
Convertible Debt [Member]
Settlement of debt			130,000
Medifocus Asia, Ltd [Member]
Revenue from sales	17,200		0	232,000
Receivable balance	0		0
Dr. William Jow [Member]
Revenue from sales	24,000		18,000	$ 36,000
Receivable balance	0		0
Due to related parties	16,500		$ 14,500
Douglas Liu [Member]
Interest Expense, Related Party	$ 16,304
Shares issued for settlement | shares	1,657,595	1,657,595
Number of shares issuable for interest costs | shares	325,157	325,157
Douglas Liu [Member] | Convertible Debt [Member]
Settlement of debt	$ 50,000
Directors and CFO [Member]
Settlement of debt	$ 304,923
Shares issued for settlement | shares	8,000,000	8,000,000
Directors and CFO [Member] | CAD [Member]
Settlement of debt		$ 400,000